United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                               Amended Form N-CSR
                         Certified Shareholder Report of
                 Registered Management Investment Companies




                                    811-7193

                      (Investment Company Act File Number)


                          Federated Institutional Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 7/31/05


             Date of Reporting Period: Fiscal year ended 7/31/05



Item 12.    Exhibits

Please replace the 12(a)(2) Certification Exhibit for J. Christopher Donahue originally filed on September 27, 2005 with the Certification Exhibit which was signed on September 14, 2005.





SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Institutional Trust

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
Date        April 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /s/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer
Date        April 21, 2006


By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
Date        April 21, 2006